Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net Income (loss)	$ 559,039	$ 10,046
Adjustments to reconcile net income (loss) to net cash used in operating activities
Impairment of marketable securities	345,003	0
Depletion	4,188	18,639
Gain (loss) on equity investment	0	32,861
Gain (loss)from receipt of shares and options	(441,882)	0
Gain (loss) on sale of securities	(37,484)	0
Write off of accounts payable	0	(6,233)
Changes in operating assets and liabilities
Increase (decrease) deferred revenue	(91,892)	91,892
Increase (decrease) accounts receivable	(46,820)	(31,615)
Increase (decrease) accounts payable and accrued liabilities	61,817	2,351
Net cash provided by operating activities	351,969	117,941
Investing activities
Advance of loans receivable from related parties	(50,000)	(89,353)
Amounts received from related party loans receivable	85,202	0
Sale of marketable securities	49,373	0
Net cash provided by (used in) investing activities	84,575	(89,353)
Financing activities
Advances from related parties	100,384	290,229
Repayment of advances from related parties	(485,057)	(383,840)
Net cash used in financing activities	(384,673)	(93,611)
Effect of unrealized foreign exchange	(13,117)	7,692
Increase (decrease) in cash	38,754	(57,331)
Cash, beginning of year	7,855	65,186
Cash, end of year	46,609	7,855
Supplemental Disclosures
Income taxes paid	0	0
Interest paid	$ 0	$ 0